RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details) - USD ($)	Sep. 30, 2021	Mar. 25, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Minimum Net Tangible Assets Upon Redemption Of Temporary Equity	$ 5,000,001	$ 5,000,001